Segment Geographical Information And Major Customers - Schedule of Revenue Disaggregated by Primary Major Product Lines and Services (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Software license:
Revenue		$ 3,064	$ 2,909	$ 2,863
Perpetual based software license [Member]
Software license:
Revenue		802	886	1,068
Term-based software license [Member]
Software license:
Revenue		1,995	1,844	1,630
Total software license [Member]
Software license:
Revenue	[1]	2,797	2,730	2,698
PCS services transferred over a period of time [Member]
Software license:
Revenue		128	120	123
Web advertising at a point of time upon clicks [Member]
Software license:
Revenue		$ 139	$ 59	$ 42

[1]	Revenue recognized from sales-based software license was $46, $53 and $48 during the years ended December 31, 2024, 2023 and 2022, respectively (see also Note 2M).